COUNTRY RIGHTS OPTION	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Country Rights Option
COUNTRY RIGHTS OPTION

NOTE 16: COUNTRY RIGHTS OPTION

Tuigamala Group Pty Ltd

On December 23, 2020, the Company and Tuigamala Group Pty Ltd, an Australian corporation (“TGP”), entered into a Securities Purchase Agreement whereby TGP agreed to purchase an option to purchase territory rights to 15 countries in the Oceania region (“Option”). The purchase price for this Option was $5,600,000, payable in two payments. The initial payment was $600,000 and was paid on December 23, 2020. The second payment of $5,000,000 was due on or before March 31, 2021.

In addition to receiving the Option, TGP was granted a warrant to purchase 12,500,000 shares of common stock of the Company at an exercise price of $1.00 per share. The warrant expires two-years from the grant date, December 23, 2021. As the warrant and the Option were granted for one price, the Company calculated the relative fair values of each instrument and recognized $556,757 of the $600,000 paid as the value of the warrant, and the remaining $43,243 as the value of the Option, which is reflected as deferred revenue on the Consolidated Balance Sheet as the criteria for revenue recognition under ASC 606 has not been satisfied to be recognized as revenue as of December 31, 2020. There was no guarantee that TGP would be able to make the second payment under the Option by the deadline of March 31, 2021.

On February 26, 2021, the Company and TGP entered into a term sheet to revise the Option. The revised terms of the Option are that the Company would form a subsidiary in the Oceania region. TGP would purchase a 35% ownership interest in the subsidiary and 3,750,000 shares of common stock for an aggregate purchase price of $15,000,000. The subsidiary shares and common shares would be purchased as follows: (a) by March 31, 2021, 1,250,000 shares will be issued for $5,000,000 and 33.33% of the subsidiary shares are to be sold to TGP; and (b) by September 30, 2021 with reasonable extensions to be determined, 2,500,000 shares will be issued for $10,000,000 and the remaining 66.66% of the subsidiary shares are to be sold to TGP. As a result of the revised terms, the $600,000 paid on December 23, 2020, will be used in its entirety to pay for the warrants described below, and the deferred revenue recognized will be reflected as additional paid in capital on February 26, 2021.

The Company and TGP were unable to come to agreement on new terms of this transaction and as of April 14, 2021 have terminated negotiations. TGP still owns the warrants received in December 2020. The Company is not obligated to return any of the $600,000 received on December 23, 2020.

These warrants were assigned to Archumbl Pty Ltd. in May 2021.

Aurea Group

On March 15, 2021 we entered into a Securities Purchase Agreement with HUMBL CL SpA (“HUMBL CL”), an affiliate of Aurea Group Ventures (“Aurea Group”), a Chilean multi-family office, under which Aurea Group purchased shares of our common stock in return for exclusive country rights to Chile of our HUMBL products for a purchase price of up to $7,500,000.

Under the terms of the Securities Purchase Agreement, HUMBL CL agreed to purchase 437,500 shares of our common stock for $1,000,000. The payment for these shares was due on or before March 30, 2021 but as a result of restrictions imposed due to COVID-19 was paid in two tranches of $500,000 each on April 5, 2021 and April 6, 2021. In addition, HUMBL CL also received the right to purchase 1,562,500 shares of HUMBL common stock for $6,500,000 by December 31, 2021 and to receive a 35% equity interest in a Chilean subsidiary HUMBL intends to form to conduct its operations in Chile.

The Securities Purchase Agreement provides that if HUMBL CL exercises its right to purchase the subsidiary interest, it will receive 35% of the profits from operations of the HUMBL family of products in Chile. In addition, HUMBL CL also received a right of first refusal with respect to regional or country rights sales in Latin America.

On January 3, 2022, the Company entered into a Settlement Agreement with HUMBL CL whereby HUMBL issued HUMBL CL 4,000,000 shares of common stock and HUMBL CL agreed to waive its right to purchase the Latin America territory rights.

The Company is still working with Aurea Group on Latin American business development opportunities for their products in key verticals such as: banking, merchant and financial services, real estate, hospitality, tourism, sports, festivals, entertainment and ticketing services in the region.

NOTE 14: COUNTRY RIGHTS OPTION

Tuigamala Group Pty Ltd

On December 23, 2020, the Company and Tuigamala Group Pty Ltd, an Australian corporation (“TGP”), entered into a Securities Purchase Agreement whereby TGP agreed to purchase an option to purchase territory rights to 15 countries in the Oceania region (“Option”). The purchase price for this Option was $5,600,000, payable in two payments. The initial payment was $600,000 and was paid on December 23, 2020. The second payment of $5,000,000 was due on or before March 31, 2021.

In addition to receiving the Option, TGP was granted a warrant to purchase 12,500,000 shares of common stock of the Company at an exercise price of $1.00 per share. The warrant expires two-years from the grant date, December 23, 2021. As the warrant and the Option were granted for one price, the Company calculated the relative fair values of each instrument and recognized $556,757 of the $600,000 paid as the value of the warrant, and the remaining $43,243 as the value of the Option, which is reflected as deferred revenue on the Consolidated Balance Sheet as the criteria for revenue recognition under ASC 606 has not been satisfied to be recognized as revenue as of December 31, 2020. There was no guarantee that TGP would be able to make the second payment under the Option by the deadline of March 31, 2021.

On February 26, 2021, the Company and TGP entered into a term sheet to revise the Option. The revised terms of the Option are that the Company would form a subsidiary in the Oceania region. TGP would purchase a 35% ownership interest in the subsidiary and 3,750,000 shares of common stock for an aggregate purchase price of $15,000,000. The subsidiary shares and common shares would be purchased as follows: (a) by March 31, 2021, 1,250,000 shares will be issued for $5,000,000 and 33.33% of the subsidiary shares are to be sold to TGP; and (b) by September 30, 2021 with reasonable extensions to be determined, 2,500,000 shares will be issued for $10,000,000 and the remaining 66.66% of the subsidiary shares are to be sold to TGP. As a result of the revised terms, the $600,000 paid on December 23, 2020, will be used in its entirety to pay for the warrants described below, and the deferred revenue recognized will be reflected as additional paid in capital on February 26, 2021.

The Company and TGP were unable to come to agreement on new terms of this transaction and as of April 14, 2021 have terminated negotiations. TGP still owns the warrants received in December 2020. The Company is not obligated to return any of the $600,000 received on December 23, 2020.

These warrants were assigned to Archumbl Pty Ltd. in May 2021.

Aurea Group

On March 15, 2021 we entered into a Securities Purchase Agreement with HUMBL CL SpA (“HUMBL CL”), an affiliate of Aurea Group Ventures (“Aurea Group”), a Chilean multi-family office, under which Aurea Group purchased shares of our common stock in return for exclusive country rights to Chile of our HUMBL products for a purchase price of up to $7,500,000.

Under the terms of the Securities Purchase Agreement, HUMBL CL agreed to purchase 437,500 shares of our common stock for $1,000,000. The payment for these shares was due on or before March 30, 2021 but as a result of restrictions imposed due to COVID-19 was paid in two tranches of $500,000 each on April 5, 2021 and April 6, 2021. In addition, HUMBL CL also received the right to purchase 1,562,500 shares of HUMBL common stock for $6,500,000 by December 31, 2021 and to receive a 35% equity interest in a Chilean subsidiary HUMBL intends to form to conduct its operations in Chile.

The Securities Purchase Agreement provides that if HUMBL CL exercises its right to purchase the subsidiary interest, it will receive 35% of the profits from operations of the HUMBL family of products in Chile. In addition, HUMBL CL also received a right of first refusal with respect to regional or country rights sales in Latin America.

On January 3, 2022, the Company entered into a Settlement Agreement with HUMBL CL whereby HUMBL issued HUMBL CL 4,000,000 shares of common stock and HUMBL CL agreed to waive its right to purchase the Latin America territory rights.

The Company is still working with Aurea Group on Latin American business development opportunities for their products in key verticals such as: banking, merchant and financial services, real estate, hospitality, tourism, sports, festivals, entertainment and ticketing services in the region.